Events occurring after the reporting period	6 Months Ended
Jun. 30, 2022
Events occuring after the reporting period [Abstract]
Events occurring after the reporting period	Events occurring after the reporting period
On July 1, 2022 the Group entered into a lease arrangement in relation to premises in Boston, United States of America. The lease arrangement in question commences on January 1, 2023 and expires on January 1, 2033, and total minimum lease commitments of £4,013,000 are payable under this arrangement.

On July 25, 2022 the Group entered into a lease arrangement in relation to additional space at its pre-existing premises within the Schrödinger Building in Oxford, United Kingdom. The lease arrangement in question expires on February 13, 2027, and total minimum lease commitments of £398,000 are payable under this arrangement.
On August 05, 2022 the Group entered into a lease arrangement in relation to premises at Fletcher House in Oxford, United Kingdom. The lease arrangement in question commences on 04 October, 2022 and expires on 04 October, 2032, and total minimum lease commitments of £1,760,000 are payable under this arrangement.